Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Principal Payments [Abstract]
July to December 2018	$ 87,381
2019	248,037
2020	264,759
2021	282,319
2022	221,151
2023 and thereafter	580,619
Total	$ 1,684,266	$ 1,763,082